Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	CANAGOLD RESOURCES LTD.
Entity Central Index Key	0000868822
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2023
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Common Stock Shares Outstanding	157,889,394
Document Annual Report	true
Document Transition Report	false
Entity File Number	0-18860
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	Suite #1250 – 625 Howe Street
Entity Address City Or Town	Vancouver
Entity Address Country	CA
Entity Address Postal Zip Code	V6C 2T6
Icfr Auditor Attestation Flag	false
Security 12g Title	Common Shares, without par value
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Contact Personnel Email Address	mihai@canagoldresources.com
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Smythe LLP
Auditor Location	Vancouver, Canada
Auditor Firm Id	995
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Canagold Resources Ltd.
Entity Address Address Line 2	Suite #1250 – 625 Howe Street
Entity Address City Or Town	Vancouver
Entity Address Country	CA
Entity Address Postal Zip Code	V6C 2T6
City Area Code	604
Local Phone Number	685-9700
Contact Personnel Name	Mihai Draguleasa